CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net Income	$ 5,365,165	$ 4,203,009
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	663,031	374,123
Loss on fixed assets disposal		144,732
Changes in deferred tax	(172,474)	(42,407)
Changes in operating assets and liabilities:
Accounts receivable	(11,784,975)	(2,448,235)
Accounts receivable - related party	536,881	80,336
Advance to suppliers	(13,609)	(156,830)
Inventory	4,383	1,322,444
Note receivable		16,763
Other current assets	18,365	45,123
Accounts payable	3,754,075	149,571
Advance from customers	65,266	(96,590)
Accrued expenses and other payables	(412,246)	304,174
Deferred rent payable	13,243	4,049
Taxes payable	1,497,129	995,422
Net Cash (Used in) Provided by Operating Activities	(465,766)	4,895,684
Cash Flows From Investing Activities
Deposit on factory construction	(619,310)
Cash received from acquired Diamond Bar Outdoors, Inc.	141,231
Acquisition of Diamond Bar Outdoors, Inc.	(450,000)
Acquisition of intangible assets	(200,000)
Purchase of heritage and cultural assets	(125,541)
Purchase of property and equipment	(589,185)	(4,742,229)
Cash paid for construction in progress	(11,840)
Net Cash Used in Investing Activities	(1,854,645)	(4,742,229)
Cash Flows From Financing Activities
Advance to related parties	(1,560,085)
Repayment from related parties	1,357,289	332,373
Proceeds from subscription receivable	450,000
Proceeds from private placement, net	3,859,933
Payment for note payable	(80,000)
Due from factor	(203,351)
Contribution by cash		500,000
Dividend paid		(2,172,590)
Net Cash Provided by (Used in) Financing Activities	3,823,786	(1,340,217)
Effect of Exchange Rate Changes on
Cash and Cash Equivalents	16,800	(500)
Net increase (decrease) in cash and cash equivalents	1,520,175	(1,187,262)
Cash and cash equivalents, beginning of year	985,004	2,172,266
Cash and cash equivalents, end of year	2,505,179	985,004
Cash paid during the period for:
Income tax payments	126,702	78,936
Supplemental Disclosure of Non-Cash Financing Activities
Subscription receivable from sales of common stock	2,400,000
Transfer from construction in progress to fixed assets		$ 527,839